SHARE-BASED PAYMENTS (Details) - Restricted Shares [Member] shares in Thousands, Pure in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Restricted shares outstanding at the beginning of the year	119,481	118,996	108,854
New restricted and performance shares during the period	33,898	25,603	33,686
Restricted and performance shares granted during the period	(48,663)	(20,256)	(18,309)
Restricted and performance shares forfeited during the period	(4,823)	(4,862)	(5,235)
Restricted shares outstanding at the end of the year	99,893	119,481	118,996